COMMITMENTS, GUARANTEES AND CONTINGENCIES - Schedule of Potential Collateral Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Guarantor Obligations [Line Items]
Percent of face amount of debt	100.00%
Curing period	30 days
First Energy [Member]
Guarantor Obligations [Line Items]
Percent of face amount of debt	100.00%
Curing period	30 days
Total Exposure from Contractual Obligations
Guarantor Obligations [Line Items]
Potential Collateral Obligations	$ 87
Total Exposure from Contractual Obligations | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	366
Total Exposure from Contractual Obligations | FE | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	154
Total Exposure from Contractual Obligations | Electric Companies and Transmission Companies | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	212
Upon Further Downgrade
Guarantor Obligations [Line Items]
Potential Collateral Obligations	67
Upon Further Downgrade | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	100
Upon Further Downgrade | FE | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	1
Upon Further Downgrade | Electric Companies and Transmission Companies | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	99
Surety Bonds (collateralized amount)
Guarantor Obligations [Line Items]
Potential Collateral Obligations	$ 20
Percent of face amount of debt	60.00%
Capped portion of surety bond obligations	$ 1
Surety Bonds (collateralized amount) | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	$ 266
Percent of face amount of debt	60.00%
Capped portion of surety bond obligations	$ 22
Surety Bonds (collateralized amount) | FE | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	153
Surety Bonds (collateralized amount) | Electric Companies and Transmission Companies | First Energy [Member]
Guarantor Obligations [Line Items]
Potential Collateral Obligations	$ 113